Inventories - Summary of Detailed Information About Inventories Explanatory (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Classes of current inventories [abstract]
Raw materials	¥ 14,078		¥ 14,824
Work-in-progress	5,265		1,325
Finished goods	5,628		1,747
Total inventories	¥ 24,971	$ 3,827	¥ 17,896